UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21549
                                                    ----------------------------

                          ENERGY INCOME AND GROWTH FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           ---------------------
                      Date of fiscal year end: NOVEMBER 30
                                              ------------
                    Date of reporting period: AUGUST 31, 2006
                                             ----------------
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)

                                                                      MARKET
SHARES/UNITS                                                           VALUE
------------                                                      --------------

 MASTER LIMITED PARTNERSHIPS - 152.9%

              OIL, GAS & CONSUMABLE FUELS - 152.9%
       76,540 Alliance Holdings GP, L.P. ..................      $   1,660,153
      278,290 Alliance Resource Partners, L.P. ............         10,210,460
      131,300 Atlas Pipeline Partners, L.P. ...............          5,711,550
       45,600 Boardwalk Pipeline Partners, L.P. ...........          1,319,208
      357,143 Clearwater Natural Resources, L.P. + ........          7,142,860
      293,201 Copano Energy, LLC ..........................         15,240,588
      317,272 Crosstex Energy, L.P. .......................         11,574,083
      106,910 Crosstex Energy, L.P., Senior Subordinated
                Series C Units   ..........................          3,142,023
      100,860 DCP Midstream Partners, L.P. ................          2,841,226
       70,064 Enbridge Energy Management, LLC* ............          3,289,524
       23,912 Enbridge Energy Partners, L.P. ..............          1,159,254
      567,370 Energy Transfer Partners, L.P. ..............         27,046,528
      591,138 Enterprise Product Partners, L.P. ...........         15,824,764
        1,900 Genesis Energy, L.P. ........................             32,737
          661 Global Partners, L.P. .......................             14,727
       73,100 Hiland Partners, L.P. .......................          3,326,050
      250,000 Holly Energy Partners, L.P. .................          9,625,000
      148,000 Inergy Holdings, L.P. .......................          5,172,600
      385,275 Inergy, L.P. ................................         10,591,210
      430,521 Kinder Morgan Energy Partners, L.P. .........         19,274,425
       41,865 Kinder Morgan Management, LLC* ..............          1,767,120
      461,756 Magellan Midstream Partners, L.P. ...........         17,015,709
      230,178 Markwest Energy Partners, L.P. ..............         11,023,224
       25,477 Martin Midstream Partners, L.P. .............            850,168
      128,169 Natural Resource Partners, L.P. .............          7,459,436
      285,143 Pacific Energy Partners, L.P. ...............          9,962,896
      344,956 Plains All American Pipeline, L.P. ..........         15,867,976
       52,600 Regency Energy Partners, L.P. ...............          1,251,354
       14,000 Teekay LNG Partners, L.P. ...................            424,200
       70,000 U.S. Shipping Partners, L.P. ................          1,302,000
       38,067 U.S. Shipping Partners, L.P. + ..............            624,500
       90,647 U.S. Shipping Partners, L.P., Class B + .....          1,389,131
      205,291 Valero, L.P. ................................         10,609,439
      178,600 Williams Partners, L.P. .....................          6,399,238
                                                                 -------------
                                                                   240,145,361
                                                                 -------------
              TOTAL MASTER LIMITED PARTNERSHIPS ...........        240,145,361
                                                                 -------------
              (Cost $163,777,565)

 RIGHTS - 0.0%

              OIL, GAS & CONSUMABLE FUELS - 0.0%
           17 Clearwater Natural Resources, L.P. - Rights +*                 0
                                                                 -------------

              TOTAL RIGHTS ................................                  0
                                                                 -------------
              (Cost $0)

             See Notes to Quarterly Portfolio of Investments.             Page 1

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                                  --------------

              TOTAL INVESTMENTS - 152.9% ..................      $ 240,145,361
              (Cost $163,777,565)**

              NET OTHER ASSETS & LIABILITIES - (15.4)% ....        (24,118,091)
              SERIES A ENERGY NOTES PAYABLE - (21.6)% .....        (34,000,000)
              SERIES B ENERGY NOTES PAYABLE - (15.9)% .....        (25,000,000)
                                                                 -------------
              NET ASSETS - 100.0% .........................      $ 157,027,270
                                                                 =============

---------------------------------------------------------------------
         * While non-income producing this security pays regular in-kind distributions.
        ** Aggregate cost for federal income tax and financial reporting purposes.
         + Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2006, these securities amounted to 9,156,491 or 5.83% of net assets. Market value is determined in accordance with procedures adopted by the Board of Trustees (See Note
           1C).

Page 2           See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)

                          ENERGY INCOME AND GROWTH FUND
                                 AUGUST 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The Energy Income and Growth Fund (the "Fund") determines the net asset value of its Common Shares as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, no less frequently than weekly on Friday of each week. Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes, and any borrowings of the Fund) by the total number of shares outstanding. The Fund will rely to some extent on information provided by the master limited partnerships ("MLPs"), which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in MLPs are generally comprised of return of capital and reduce the cost of the applicable MLPs.

C. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, which is the average daily gross asset value of the Fund minus accrued liabilities (excluding the principal amount of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. As of August 31, 2006, the Fund held restricted securities shown in the following table. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A).


                                                                     CARRYING
                                                                       COST
                                                    CARRYING       PER SHARE/UNIT
                  ACQUISITION                      VALUE PER        AT ACQUISITION                             % OF
SECURITY             DATE        SHARES/UNITS      SHARE/UNIT          DATE              MARKET VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Clearwater Natural
  Resources, L.P.   8/01/05         357,143         $20.00            $20.00               $7,142,860          4.55%
Clearwater Natural
  Resources, L.P.
  - Rights         08/01/05              17           0.00              0.00                        0          0.00

                          ENERGY INCOME AND GROWTH FUND
                                 AUGUST 31, 2006

                                                                     CARRYING
                                                                       COST
                                                    CARRYING       PER SHARE/UNIT
                  ACQUISITION                      VALUE PER        AT ACQUISITION                             % OF
SECURITY             DATE        SHARES/UNITS      SHARE/UNIT          DATE              MARKET VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
U.S. Shipping
  Partners, L.P.    8/07/06         38,067          $16.41            $18.34               $   624,500         0.40%
U.S. Shipping
  Partners, L.P.,
  Class B           8/07/06         90,647           15.32             17.12                 1,389,131         0.88
                                   -------                                                 -----------         ----
                                   485,874                                                 $ 9,156,491         5.83%
                                   =======                                                 ===========         ====

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $76,857,172 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $489,376.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ENERGY INCOME AND GROWTH FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.